THE ALGER FUNDS

Alger Capital Appreciation Fund

Alger International Focus Fund

Alger Mid Cap Growth Fund

Alger Mid Cap Focus Fund

Alger Weatherbie Specialized Growth Fund

Alger Small Cap Growth Fund

Alger Small Cap Focus Fund

Alger Health Sciences Fund

Alger Growth & Income Fund

Alger 25 Fund

Alger 35 Fund

THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional Fund

Alger Focus Equity Fund

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

THE ALGER FUNDS II

Alger Spectra Fund

Alger Responsible Investing Fund

Alger Dynamic Opportunities Fund

Alger Emerging Markets Fund

THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Mid Cap Growth Portfolio

Alger Weatherbie Specialized Growth Portfolio

Alger Small Cap Growth Portfolio

Alger Growth & Income Portfolio

Alger Balanced Portfolio

ALGER GLOBAL FOCUS FUND

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 23, 2020 to the

Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”) of each Fund

Effective immediately, each Fund’s Summary Prospectuses, Prospectuses, and SAI are amended as follows:

The section of each Fund’s Summary Prospectuses entitled “Principal Risks” and the section of each Fund’s Prospectuses entitled “Summary Sections—[Fund]—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

The section of each Fund’s Prospectuses entitled “Investment Objective[s], Principal Investment Strategies and Related Risks—Principal Risks—Market Risk” is deleted in its entirety and replaced with the following:

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

The section of each Fund’s SAI entitled “Investment Strategies and Policies” is amended to add the following:

Market Risk

A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

S-25FundP 32320

S-25FundP-2 32320

S-35FundP 32320

S-35FundP-2 32320

S-BalancedI-2 32320

S-CapApp 32320

S-CapAppZ 32320

S-CapAppIR 32320

S-CapAppY 32320

S-CapAppInsZ-2 32320

S-CapAppI-2 32320

S-CapAppS 32320

S-DynOpp 32320

S-DynOppZ 32320

S-EmergMkt 32320

S-EmergMktIns 32320

S-EmergMktY 32320

S-EmergMktZ 32320

S-FocusEquityAC 32320

S-FocusEquityI 32320

S-FocusEquityY 32320

S-FocusEquityZ 32320

S-GlobalFocus 32320

S-GblFocusIns 32320

S-GblFocusZ 32320

S-GthInc 32320

S-GthIncZ 32320

S-GrIncI-2 32320

S-HealthAC 32320

S-HealthZ 32320

S-IntFocusABC 32320

S-IntFocusIns 32320

S-IntFocus 32320

S-LargeCapI-2 32320

S-LargeCapS 32320

S-Mid Focus I 32320

S-Mid Focus Z 32320

S-MidCapABC 32320

S-MidCapZ 32320

S-MidCapIR 32320

S-MidCapInsZ-2 32320

S-MidCapI-2 32330

S-MidCapS 32320

S-RespAC 32320

S-RespI 32320

S-RespZ 32320

S-SmallFocusAC 32320

S-SmallFocus I 32320

S-SmallFocusY 32320

S-SmallFocusZ 32320

S-SmallCapABC 32320

S-SmallCapZ 32320

S-SmallCapIns 32320

S-SmallCapInsZ-2 32320

S-SmallCapI-2 32330

S-Spectra 32320

S-SpectraIns 32320

S-SpectraY 32320

S-SpectraZ 32320

S-SMidCapAC 32320

S-SMidI 32320

S-SMidY 32320

S-SMidZ 32320

S-SMidCapI-2 32330

TAF Retail

TAF-Instl.

TAFSAI

TAFII-Retail

TAFII-INST

TAFIISAI

TAIF-Retail

TAIF-Instl.

(ISAI)

Global Focus-Retail

Global Focus-Instl.

AGFFSAI

APPI-2

APPS

APPSAI